Unaudited Condensed Consolidated Interim Statement of Financial Position - GBP (£) £ in Thousands	Oct. 31, 2019	Jan. 31, 2019	[1]	Jan. 31, 2018	[1]
Non-current assets
Goodwill	£ 1,814	£ 1,814		£ 2,478
Intangible assets	10,085	10,604		14,785
Property, plant and equipment	1,232	1,540		2,067
Non-current assets	13,131	13,958		19,330
Current assets
Trade and other receivables	8,953	13,491		11,087
Current tax receivable	3,663	6,328		4,654
Cash and cash equivalents	13,602	26,858		20,102	[2]
Current assets	26,218	46,677		35,843
Total assets	39,349	60,635		55,173
Non-current liabilities
Lease liabilities	(404)	(647)		(962)
Deferred revenue	(457)	(831)		(27,270)
Financial liabilities on funding arrangements	0	0		(3,090)
Provisions for other liabilities and charges	(2,012)	(1,851)		(1,641)
Deferred tax liability	(1,581)	(1,675)		(2,379)
Non-current liabilities	(4,454)	(5,004)		(35,342)
Current liabilities
Trade and other payables	(7,220)	(8,733)		(8,825)
Lease liabilities	(358)	(358)		(324)
Deferred revenue and income	(375)	(3,374)		(13,834)
Contingent consideration	(80)	(629)		0
Current liabilities	(8,033)	(13,094)		(22,983)
Total liabilities	(12,487)	(18,098)		(58,325)
Net assets / (liabilities)	26,862	42,537		(3,152)
EQUITY
Share capital	1,605	1,604		736
Share premium account	92,806	92,806		60,237
Share-based payment reserve	1,206	1,148		6,743
Merger reserve	3,027	3,027		3,027
Special reserve	19,993	19,993		19,993
Currency translation reserve	61	56		37
Accumulated losses reserve	(91,836)	(76,097)		(93,925)
Total equity / (deficit)	£ 26,862	£ 42,537	[3]	£ (3,152)	[3]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’